Average Annual Total Returns (Vanguard Intermediate-Term Bond Index Fund Institutional)	Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. 5-10 Year Gov Credit Bond Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.99%	7.01%	5.51%	4.06%	6.91%	6.91%	6.91%	6.91%
Five Years	6.06%		4.48%	4.21%	6.07%	6.08%		6.08%
Since Inception	6.09%	3.96%	4.41%	4.17%	6.00%		3.94%	6.00%